Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Number of Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2014		$ 119	[1]	$ 70,884	$ 536	$ (67,992)	$ 625	$ 4,172
Balance, shares at Dec. 31, 2014	[1]	4,494,160
Issuance of Ordinary shares, net of issuance costs of $1,070				7,403				7,430
Beneficial conversion feature related to convertible loans from shareholders (Note 8)				4,140				4,140
Net income (loss)						(6,461)	(36)	(6,497)
Other comprehensive loss					(149)		(37)	(186)
Balance at Dec. 31, 2015		$ 146	[1]	82,427	387	(74,453)	552	9,059
Balance, shares at Dec. 31, 2015	[1]	7,949,444
Beneficial conversion feature related to convertible loans from shareholders (Note 8)			[1]	123				123
Beneficial conversion feature related to convertible loans from shareholders (Note 8), shares	[1]
Extinguishment of convertible loan			[1]	(359)				(359)
Share-based compensation to employees			[1]	111				111
Share-based compensation to employees, shares	[1]
Issuance of shares and warrants, net of issuance costs of $204		$ 82	[1]	5,714				5,796
Issuance of shares and warrants, net of issuance costs of $204, shares	[1]	10,415,400
Exercise of warrants and conversion of convertible loan to Ordinary shares		$ 22	[1]	1,391				1,413
Exercise of warrants and conversion of convertible loan to Ordinary shares, shares	[1]	2,881,658
Net income (loss)			[1]			(4,910)	3	(4,907)
Other comprehensive loss			[1]		(165)		(42)	(207)
Balance at Dec. 31, 2016		$ 250	[1]	89,407	222	(79,363)	513	11,029
Balance, shares at Dec. 31, 2016	[1]	21,246,502
Issuance of Ordinary shares, net of issuance costs of $1,070		$ 38	[1]	9,688				9,726
Issuance of Ordinary shares, net of issuance costs of $1,070, shares	[1]	4,604,500
Share-based compensation to employees			[1]	559				559
Share-based compensation to employees, shares	[1]
Issuance of shares and warrants		$ 8	[1]	412				420
Issuance of shares and warrants, shares	[1]	926,197
Exercise of warrants		$ 36	[1]	2,105				2,141
Exercise of warrants, shares	[1]	4,218,121
Conversion of convertible loan to Ordinary shares		$ 11	[1]	3,164				3,175
Conversion of convertible loan to Ordinary shares, shares	[1]	1,322,917
Net income (loss)			[1]			2,239	103	2,342
Other comprehensive loss			[1]		170		43	213
Balance at Dec. 31, 2017		$ 335	[1]	$ 104,923	$ 392	$ (77,124)	$ 659	$ 29,185
Balance, shares at Dec. 31, 2017	[1]	31,392,040

[1]	See Note 11a.